Law Offices

Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Ave NW, Suite 500 Washington, D.C. 20036 (202) 419-8417

1933 Act Rule 497(j) 1933 Act File No. 002-73024 1940 Act File No. 811-03213

Direct Dial: (202) 419-8417

September 4, 2009

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the "Registrant") SEC File Nos. 002-73024 and 811-03213 Rule 497(j) filing______________________________

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus and the Statement of Additional Information relating to the NVIT Money Market Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 132/133 to the Registration Statement of the Nationwide Variable Insurance Trust that has been filed electronically.

     Post-Effective Amendment Nos. 132/133 became effective with the Securities and Exchange Commission on August 31, 2009.

     If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8417.

Very truly yours, /s/Prufesh R. Modhera Prufesh R. Modhera